Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Detailed Information About Property Plant and Equipment

	Mineral properties (note 9(a))	Plant and equipment	Construction- in-progress (note 9(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2021	$1,898,978	$666,243	$177,898	$51,424	$2,794,543
Additions(1)	169,562	105,010	367,605		642,177
Transfers	79,081	68,016	(147,097)	—	—
Disposals and write-downs	(22,368)	(17,797)	—	—	(40,165)
Change in reclamation and closure cost asset	(7,439)	—	—	(50)	(7,489)
Foreign currency translation	(25,670)	(941)	(16,068)	(577)	(43,256)
Balance – December 31, 2022	2,092,144	820,531	382,338	50,797	3,345,810
Additions(1)	92,287	82,320	421,771	—	596,378
Transfers	414	72,993	(73,407)	—	—
Disposals and write-downs	—	(6,548)	—	—	(6,548)
Change in reclamation and closure cost asset	23,185	—	—	—	23,185
Foreign currency translation	9,913	2,589	15,436	206	28,144
Balance – December 31, 2023	$2,217,943	$971,885	$746,138	$51,003	$3,986,969

Accumulated depreciation and depletion
Balance – December 31, 2021	$183,002	$113,622	$—	$—	$296,624
Depreciation and depletion	135,062	78,902	—	—	213,964
Disposals	(496)	(4,489)	—	—	(4,985)
Foreign currency translation	—	(292)	—	—	(292)
Balance – December 31, 2022	317,568	187,743	—	—	505,311
Depreciation and depletion	140,212	121,669	—	—	261,881
Disposals	—	(5,727)	—	—	(5,727)
Foreign currency translation	—	291	—	—	291
Balance – December 31, 2023	$457,780	$303,976	$—	$—	$761,756
Net book value
At December 31, 2022	$1,774,576	$632,788	$382,338	$50,797	$2,840,499
At December 31, 2023	$1,760,163	$667,909	$746,138	$51,003	$3,225,213
(1)Additions for the year ended December 31, 2023 include the following non-cash additions: $40.3 million (2022 – $12.6 million) in additions to right-of-use assets included in plant and equipment, and $4.5 million and $7.6 million (2022 – $4.1 million and $5.1 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. Additions for the year ended December 31, 2022 also include the Mercedes NSR (note 5(a)). In addition, $46.2 million (2022 – $12.9 million) of borrowing costs incurred were capitalized to construction-in-progress.
Detailed Information About Significant Royalty Arrangements

Mineral property	Royalty arrangements
Mesquite	Weighted average LOM NSR of 2%
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue
Aurizona	1.5% of gross revenue; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenue
RDM	1% of gross revenue; 1.5% of gross revenue
Santa Luz	1.375% of gross revenue; 1.5% of gross revenue; 2% of gross revenue for the CBPM area of the C1 deposit
Greenstone	3% NSR